Consolidated income statements - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross premiums earned		£ 44,005	£ 38,981	£ 36,663
Outward reinsurance premiums		(2,062)	(2,020)	(1,157)
Earned premiums, net of reinsurance		41,943	36,961	35,506
Investment return		42,189	32,511	3,304
Other income		2,430	2,370	2,495
Total revenue, net of reinsurance		86,562	71,842	41,305
Benefits and claims		(71,854)	(60,948)	(30,547)
Outward reinsurers' share of benefits and claims		2,193	2,412	1,389
Movement in unallocated surplus of with-profits funds		(2,871)	(830)	(498)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(72,532)	(59,366)	(29,656)
Acquisition costs and other operating expenditure		(10,165)	(8,848)	(8,208)
Finance costs: interest on core structural borrowings of shareholder-financed operations		(425)	(360)	(312)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(82,894)	(68,812)	(38,222)
Share of profits from joint ventures and associates, net of related tax		302	182	238
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	3,970	3,212	3,321
Less tax charge attributable to policyholders' returns		(674)	(937)	(173)
Profit (loss) before tax attributable to shareholders		3,296	2,275	3,148
Total tax charge attributable to policyholders and shareholders		(1,580)	(1,291)	(742)
Adjustment to remove tax charge attributable to policyholders' returns		674	937	173
Tax charge attributable to shareholders' returns		(906)	(354)	(569)
Profit for the year		2,390	1,921	2,579
Attributable to:
Equity holders of the Company		2,389	1,921	2,579
Non-controlling interests		1
Profit for the year		£ 2,390	£ 1,921	£ 2,579
Based on profit attributable to the equity holders of the Company:
Basic (per share)		£ 0.931	£ 0.750	£ 1.010
Diluted (per share)		£ 0.930	£ 0.750	£ 1.009
PCA Life Insurance Company Ltd. - Korea
Cumulative exchange gain (loss) recycled from other comprehensive income		£ 61
Remeasurement adjustments		£ 5	£ (238)
PCA Life Insurance Company Ltd. - Japan
Cumulative exchange gain (loss) recycled from other comprehensive income				£ (46)

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of the PAC with-profits fund after adjusting for taxes borne by policyholders.